Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,289	$ 1,053
United States
Disaggregation of Revenue [Line Items]
Total Revenue	388	382
PRC
Disaggregation of Revenue [Line Items]
Total Revenue	200	209
Japan
Disaggregation of Revenue [Line Items]
Total Revenue	276	154
Taiwan
Disaggregation of Revenue [Line Items]
Total Revenue	176	146
Republic of Korea
Disaggregation of Revenue [Line Items]
Total Revenue	117	69
Other countries
Disaggregation of Revenue [Line Items]
Total Revenue	$ 132	$ 93